Goldman Sachs - GSMBS 2020 PJ5 - Data Compare Report, 10.7.2020

GS Loan Number	Account Number	Field ID	Original Field Value	Audit Value	Match
XXXXX	XXXXX	Origination Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXXX	XXXXX	Origination Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXXX	XXXXX	Origination Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXXX	XXXXX	Originator DTI	XX.XXX	XX.XXXX	FALSE
XXXXX	XXXXX	Originator DTI	XX.XXX	XX.XXXX	FALSE
XXXXX	XXXXX	Months Reserves	XX.XXX	XX.XXXX	FALSE
XXXXX	XXXXX	Original HOA Payment	$XXX	$XXX	FALSE
XXXXX	XXXXX	Origination Date	XX/XX/XXXX	XX/XX/XXXX	FALSE
XXXXX	XXXXX	Originator DTI	XX.XXX	XX.XXXX	FALSE